Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,747	$ 1,679
Deferred tax liabilities	(452)	(385)
Net deferred tax assets	$ 1,295	$ 1,294